Fair Value Measurements (Details) - Schedule of change in the fair value of the forward purchase agreement assets and liabilities - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Change In the Fair Value of The Forward Purchase Agreement Assets and Liabilities [Abstract]
Derivative liabilities at beginning	$ 331,777
Loss on entry into Forward Purchase Agreement		295,330
Change in fair value of derivative liabilities	190,109	36,447
Derivative liabilities at ending	$ 521,886	$ 331,777